Accounts Receivable and Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Receivables [Abstract]
Accounts receivable	$ 100,923	610,960		293,710
Allowance for doubtful debts	(90)	(547)	(56)	(341)	(2,121)
Accounts receivable (net of allowance for doubtful accounts of RMB341 and RMB547 (US$90) as of December 31, 2012 and 2013, respectively)	$ 100,833	610,413		293,369